GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2025	Year Ending August 31, 2024
Salaries and benefits	$1,253	$1,244
Accounting	420	350
Technical consulting fees	414	388
Regulatory fees	318	219
Legal	297	333
Legal Recovery (Wesizwe)	-	(160)
Insurance	275	328
Shareholder relations	227	189
Travel	219	144
Depreciation	68	72
Other	165	315
Total	$3,656	$3,422